OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	2020	2019
Prepaid expenses	1,810	2,087
Indemnity amount receivables	17,325	8,200
Other receivables	1,797	1,607
	20,932	11,894

Indemnity amount receivables relates to amounts expected to be recovered pursuant to indemnity clauses relating to past performance of a bareboat charter and operating and services agreement with a charterer. The indemnity relates to how the bareboat charter and operating and services agreement should be taxed under the Jamaican tax authority and the receivable includes withholding and payroll taxes that are treated as operating expenses. As of December 31, 2020, we have recognized the corresponding liabilities for payment of taxes and associated charges of $1.2 million (2019: $0.6 million) and $16.1 million (2019: $7.6 million), which are included within ‘Accrued expenses’ (note 19) and ‘Other current liabilities’ (note 20), respectively.

There was no accrued interest included within the other current assets balance as of December 31, 2020 and 2019.